Feb. 01, 2018

HIGHLAND FUNDS II

(the “Trust”)

Highland Global Allocation Fund

(the “Fund”)

Class A	Class C	Class Y
HCOAX	HCOCX	HCOYX

SUPPLEMENT DATED JULY 9, 2018

TO THE PROSPECTUS FOR THE FUND DATED FEBRUARY 1, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and the Prospectus for the Fund.

Effective July 11, 2018, the following table and corresponding footnotes on page 39 of the Prospectus and the expense example on page 40 of the Prospectus, under the section entitled “Fees and Expenses of the Fund” are amended and replaced with the following for the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	[1]	1.50%	[2]	None
Exchange Fee	None		None		None
Redemption Fee	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.80%	0.80%	0.80%
Interest Payments and Commitment Fees on Borrowed Funds	0.37%	0.37%	0.37%
Dividend Expense on Short Sales	0.05%	0.05%	0.05%
Remainder of Other Expenses	0.38%	0.38%	0.38%
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses[3,4]	1.59%	2.34%	1.34%

1	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.
2	Class C Shares are subject to a 1.5% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
3	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
4	Highland Capital Management Fund Advisors, L.P. (“HCMFA” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.90% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2019, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described in the footnote above. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$727	$1,048	$1,391	$2,356
Class C
if you do not sell your shares	$237	$730	$1,250	$2,676
if you sold all your shares at the end of the period	$387	$730	$1,250	$2,676
Class Y	$136	$425	$734	$2,613